Fair Value Measurements (Details) - Minerals Technologies Inc. Savings and Investment Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Increase from transfer into Level 3	$ 0	$ 0
Decrease from transfer out of Level 3	0	0
Common Collective Funds [Member]
Fair Value Measurements [Abstract]
Unfunded commitments	$ 0	$ 0